Other Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Assets (Textual)
Accumulated amortization (2)	$ 11	$ 8
Amortization period for deferred costs in regard to loans received	9 years